Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Schedule of trade and other receivables

Group’s trade and other receivables as of June 30, 2018 and 2017 were as follows:

	06.30.18	06.30.17
Trade, leases and services receivable	16,935	16,461
Less: allowance for doubtful accounts	(837)	(336)
Total trade receivables	16,098	16,125
Prepaid expenses	4,821	3,614
Guarantee deposits	164	17
Tax credits	834	539
Borrowings granted, deposits, and other balances	3,254	2,965
Others	1,166	532
Total other receivables	10,239	7,667
Total trade and other receivables	26,337	23,792

Non-current	9,129	5,456
Current	17,208	18,336
Total	26,337	23,792

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 33.

Schedule of allowance for doubtful accounts

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows

	06.30.18	06.30.17
Beginning of the year	336	191
Recoveries (i)	(33)	(13)
Used during the year	(274)	(265)
Additions (i)	324	241
Currency translation adjustment	626	182
Deconsolidation	(142)	-
End of the year	837	336

(i) The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Statements of Income (Note.26).

Schedule of an aging analysis of past due unimpaired and impaired receivables

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2018 and 2017 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	163	9	19	7	32	230	1.4%
Office leases and services	280	42	92	1,094	200	1,708	10.1%
Hotel leases and services	17	-	-	-	-	17	0.1%
Consumer financing	-	-	-	-	16	16	0.1%
Hotel operations	-	-	-	67	1	68	0.4%
Disposal of properties	10	1	25	984	-	1,020	6.0%
Telecommunication services	-	-	-	7,102	87	7,189	42.5%
Tourism activities	765	-	237	5,184	501	6,687	39.5%
Total at June 30, 2018	1,235	52	373	14,438	837	16,935	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	75	4	10	338	24	451	2.7%
Office leases and services	103	26	65	604	101	899	5.5%
Consumer financing	-	-	-	-	16	16	0.1%
Hotel operations	1	-	-	61	1	63	0.4%
Disposal of properties	17	2	2	278	32	331	2.0%
Sale of communication equipment	-	-	2,156	2,719	-	4,875	29.6%
Telecommunication services	482	-	110	2,805	86	3,483	21.2%
Sale of products (supermarkets)	38	-	-	6,229	76	6,343	38.5%
Total at June 30, 2017	716	32	2,343	13,034	336	16,461	100%